March 1, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      JPF Separate Account A of Jefferson Pilot Financial Insurance Company:
         File No. 811-04160; 333-131890; 333-113334; 333-113050; 333-93367;
         333-44228; 033-07734; 2-94478

Commissioners:
Jefferson Pilot Financial Insurance Company ("JPFIC"), on behalf of its JPF Separate Account A (the "Separate Account"), has sent to policyowners annual reports for the period ended December 31, 2006 provided by the mutual funds in which the Separate Account invests as required by Rule 30e-2 under the Investment Company Act of 1940.

In addition, JPFIC understands that such mutual funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 603-226-5105.

Very truly yours,

Jefferson Pilot Financial Insurance Company

By /S/  Frederick C. Tedeschi
         Vice President and Associate
         General Counsel